Accounts receivable (Policies)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Accounts receivables

The accounts receivables represent the amounts receivable from the sale of products and services rendered by the Company and are recognized at fair value and subsequently measured at amortized cost using the effective interest method, except for the components related to commodity sales with provisional pricing, which are subsequently measured at fair value through profit or loss.

The Company applies the IFRS 9 - Financial Instruments simplified approach for measuring expected credit losses. This approach utilizes a lifetime expected loss allowance for the accounts receivable measured at amortized cost. A provision matrix, established by the Company, forms the basis for this measurement. The matrix incorporates historical credit loss experience, adjusted for forward-looking factors specific to the economic environment, and considers any financial guarantees associated with these accounts receivables.